Segmented Information - Schedule of Major Customers (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	CAD 12,048	CAD 9,300
China [member]
Disclosure of major customers [line items]
Revenue	2,129	1,773
Japan [member]
Disclosure of major customers [line items]
Revenue	1,921	1,319
South Korea [member]
Disclosure of major customers [line items]
Revenue	1,353	1,181
India [member]
Disclosure of major customers [line items]
Revenue	763	553
Other Asian Countries [member]
Disclosure of major customers [line items]
Revenue	970	825
United States [member]
Disclosure of major customers [line items]
Revenue	1,360	1,314
Canada [member]
Disclosure of major customers [line items]
Revenue	919	770
Latin America [member]
Disclosure of major customers [line items]
Revenue	407	294
Germany [member]
Disclosure of major customers [line items]
Revenue	579	354
Finland [member]
Disclosure of major customers [line items]
Revenue	284	178
Spain [member]
Disclosure of major customers [line items]
Revenue	278	186
Netherlands [member]
Disclosure of major customers [line items]
Revenue	215	95
Italy [member]
Disclosure of major customers [line items]
Revenue	191	124
Other European Countries [member]
Disclosure of major customers [line items]
Revenue	CAD 679	CAD 334